CONCENTRATIONS	6 Months Ended
Jun. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS

21. CONCENTRATIONS

For the six months ended June 30, 2024, one customer accounted for 14% of total revenues. For the six months ended June 30, 2023, no single customer accounted for greater than 10% of the total revenues. The Company’s top five customers in aggregate accounted for 29% and 31% of the Company’s revenues of continuing operations, for each of the six months ended June 30, 2024 and 2023, respectively.

The Company’s top five customers in aggregate accounted for 70% of total accounts receivable as of June 30, 2024, while two customers’ balance accounted for 37% and 12%, respectively. The Company’s top five customers in aggregate accounted for 48% of total accounts receivable as of December 31, 2023, while one customer accounted for greater than 10% of accounts receivable.

For the six months ended June 30, 2024 and 2023, approximately 82% and 69%, respectively, of total purchases were from five unrelated suppliers. Two suppliers each accounted for 50% and 12%, respectively, of total purchases for the six months ended June 30, 2024, and two suppliers each accounted for 23% and 18%, respectively, of total purchases for the six months ended June 30, 2023.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS